Other Non-Current Assets - Other Investment and Other Non Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets [Line Items]
Available-for-sale equity securities	$ 10	$ 9
Trading equity securities	8	7
Long-term State receivables	470	369
Long-term receivables from third parties	2	12
Long-term loans to affiliates	28
Prepaid for pension	5	1
Deposits and other non-current assets	37	34
Total	$ 560	$ 432